COMMITMENTS AND CONTINGENCIES (Details Textual)											1 Months Ended												3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2018 USD ($) a	Feb. 01, 2018 USD ($) a	Aug. 10, 2017 USD ($) shares	Jul. 01, 2017 USD ($)	Dec. 07, 2016 USD ($) $ / shares shares	Sep. 01, 2016 USD ($)	Nov. 10, 2015 USD ($) shares	Oct. 02, 2015 USD ($)	May 01, 2015 USD ($)	Aug. 07, 2013 USD ($)	Apr. 17, 2018 shares	Dec. 31, 2017 USD ($) a $ / shares	Sep. 30, 2017 USD ($)	Jun. 22, 2017 shares	Mar. 31, 2017 USD ($)	Feb. 23, 2017 shares	Jul. 25, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 22, 2015 shares	Apr. 24, 2015 shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) a $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 shares	Nov. 30, 2017 $ / shares	May 02, 2017 $ / shares	Nov. 30, 2015 $ / shares
Area Of Principal Executive Offices | a												2,362														2,362
Lease Rent Per Month						$ 4,724						$ 3,937	$ 5,474													$ 6,224
Lease Rent month To Month Basis												300
Operating Leases, Rent Expense																										144,030	$ 109,340
Deferred Rent Credit												$ 14,450														14,450	$ 14,657
Officers Compensation									$ 150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares																			60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																										$ 268,300
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																16,092
Share Price | $ / shares					$ 3.025							$ 3.8725														$ 3.8725	$ 4.375			$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares																										106,235	0
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost																										$ 268,300
Share based Compensation Arrangement By Share based Payment Award Award Vesting Period Description			The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control. The change in vesting terms were considered a modification of equity based instrument and accordingly charged the change in estimated fair value of $41,250 to current period operations.
Stock Granted, Value, Share-based Compensation, Gross								$ 6,250
Litigation Settlement, Amount Awarded from Other Party																	$ 1,525,000
Payments for Legal Settlements																	$ 100,000
Restricted Stock Units (RSUs) [Member]
Officers Compensation			$ 6,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares														10,543		16,092
Stock Issued During Period, Value, Restricted Stock Award, Gross															$ 66,379								$ 43,486	$ 66,379
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			10,000		10,000						127,525									6,000					38,334		50,104
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost			$ 41,250																							26,515
PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																										$ 737,825
PSUs [Member] | Revenue Goal [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares																										8,000
Dr. Carr Bettis
Officers Compensation				$ 175,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares																										80,000
Share Price Condition				(a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Dr. Bettis, as applicable. Subject to the share price condition, 50% of the target award will be earned by Dr. Bettis at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period.
Performace Objective Description				(a) targeted cash contract bookings (as to 33.33%); (b) targeted net operating cash flow (as to 33.33%); (c) board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $5.00 per share (as adjusted for stock splits, combinations, recapitalization and the like).
Dr. Carr Bettis | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares														26,600
Director [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares			24,104		24,105
Stock Issued During Period, Value, Restricted Stock Award, Gross					$ 72,917
Director [Member] | Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares			26,000		26,000
Todd Bank ofier [Member]
Share Price Condition							(a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bankofier, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bankofier at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period.
Performace Objective Description							(a) targeted cash contract bookings (as to 33.33%); (b) targeted net operating cash flow (as to 33.33%); (c) board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like). The Company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period.
Base Salary							$ 250,000
Nathaniel Bradley
Officers Compensation					$ 175,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares					10,000		80,000
Sean Bradley [Member]
Share Price Condition																			(a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bradley, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bradley at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period. Mr. Bradley shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period.
Performace Objective Description																			(a) targeted cash contract bookings (as to 33.33%); (b) targeted net operating cash flow (as to 33.33%); (c) board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like).
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost																										$ 201,225
Base Salary										$ 200,000
Chief Technology Officer [Member] | PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares																												3,750
Chief Technology Officer [Member] | PSUs [Member] | Revenue Goal [Member]
Percentage Psus Awards Granted																										37.50%
Targeted Revenue Goals Upon Awards Granted																		$ 22			$ 8.0	$ 1.7
Chief Technology Officer [Member] | PSUs [Member] | Performance Target member [Member]
Percentage performance targets met																										125.00%
Maximum [Member]
Operating Leases, Rent Expense, Sublease Rentals																									$ 3,502	$ 500
Share Price | $ / shares												4.875														$ 4.875			$ 3.8725		$ 4.675
Maximum [Member] | Chief Technology Officer [Member] | PSUs [Member] | Revenue Goal [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares																										12,000
Minimum [Member]
Operating Leases, Rent Expense, Sublease Rentals																									$ 500
Share Price | $ / shares												$ 3.80														$ 3.80			$ 3.475		$ 0.775
Minimum [Member] | Chief Technology Officer [Member] | PSUs [Member] | Revenue Goal [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares																										4,000
Sublease In Atlanta [Member]
Lease Rent Per Month						$ 2,763
Area of Land | a	3,831	3,831
Sublease In Scottsdale Az [Member]
Operating Leases, Rent Expense, Sublease Rentals																										$ 3,502
Subsequent Event [Member]
Lease Rent Per Month	$ 9,598	$ 1,500
Area of Land | a	4,248	4,248
Lease Rent Per Month To Be Escalated At Lease Term	$ 10,185	$ 10,185